Condensed Consolidated Statement of Cash Flows - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (13,635,235)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	5,000
Loss on change in fair value of warrant liability		4,788,833
Loss on change in fair value of backstop liability		3,038,757
Offering cost allocated to warrant liability		1,605,246
Backstop placement fee payable to related party		3,450,000
Changes in operating assets and liabilities:
Prepaid expenses		(363,153)
Other assets		(254,309)
Accounts payable		23,843
Accrued expenses		27,500
Due to related party		14,300
Net cash used in operating activities		(1,304,218)
Cash flows from investing Activities:
Investment of cash into Trust Account		(690,000,000)
Net cash used in investing activities		(690,000,000)
Cash Flows from Financing Activities:
Repayment of promissory note - related party		(191,827)
Proceeds from sale of Units, net of deferred underwriting fees paid		676,200,000
Proceeds from Private Placement Warrants		15,800,000
Offering costs paid		(124,452)
Net cash provided by financing activities		691,683,721
Net increase in cash		379,503
Cash - beginning of period	0	0
Cash - end of period	0	379,503
Supplemental disclosure of noncash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption		614,644,014
Change in value of Class A ordinary shares subject to possible redemption		(9,017,804)
Initial classification of warrant liability		47,489,666
Issuance of Class B and Class C ordinary shares to Sponsor as settlement of due to related party		25,000
Deferred offering costs included in accrued expenses	161,669	442,516
Deferred offering costs paid through promissory note - related party		186,827
Deferred offering costs included in due to related party	$ 20,000
Deferred underwriting fees payable		$ 24,150,000